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Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

May 1, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Brighthouse Life Insurance Company and
       Brighthouse Variable Life Account A
       File Nos. 333-200241/811-21851
       (Equity Advantage VUL)
       Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Variable Life Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated April 29, 2019, Prospectus dated April 29, 2019 and Statement of Additional Information ("SAI") dated April 29, 2019 being used for the Equity Advantage VUL variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement, Prospectus and SAI contained in Post-Effective Amendment No. 6 for the Account filed electronically with the Commission on April 10, 2019.

If you have any questions, please contact me at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate
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Michele H. Abate
Associate General Counsel
Brighthouse Life Insurance Company